DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
DEFERRED TAX ASSETS AND LIABILITIES

Deferred tax assets or liabilities arising from the following positions:

IN MILLIONS OF USD	31.12.2018	31.12.2017
DEFERRED TAX ASSETS
Property, plant and equipment	5.2	4.0
Intangible assets	21.5	19.8
Provisions and other payables	11.1	11.7
Tax losses carry forward	43.2	51.5
Other	18.8	15.5
Total	99.8	102.5
DEFERRED TAX LIABILITIES
Property, plant and equipment	-	(0.5)
Intangible assets	(55.5)	(59.8)
Other	(0.4)	(2.0)
Total	(55.9)	(62.3)
Deferred tax assets, net	43.9	40.2

Deferred tax balances are presented in the consolidated statements of financial position as follows:

IN MILLIONS OF USD	31.12.2018	31.12.2017
Deferred tax assets	83.9	90.3
Deferred tax liabilities	(40.0)	(50.1)
Balance at December 31	43.9	40.2

Reconciliation of movements to the deferred taxes:

IN MILLIONS OF USD	31.12.2018	31.12.2017
Changes in deferred tax assets	(6.4)	(62.7)
Changes in deferred tax liabilities	10.1	21.7
Currency translation adjustments	(3.3)	6.4
Deferred tax movements (expense) at December 31	0.4	(34.6)
THEREOF
Recognized in the consolidated statements of comprehensive income	6.8	(34.4)
Recognized in equity	(6.4)	(0.2)

Tax losses carry forward

The unrecognized tax losses carry forward by expiry date are as follows:

IN MILLIONS OF USD	31.12.2018	31.12.2017
Expiring within 1 to 3 years	-	4.4
Expiring within 4 to 7 years	-	0.8
Expiring after 7 years	6.1	39.8
Total	6.1	45.0

During 2018, Hudson released allowances on previously unrecognized tax losses carry forward of USD 38.5 million due to changes in estimates.

Unrecognized deferred tax liabilities

Hudson has not recognized deferred tax liabilities associated with investments in subsidiaries where Hudson can control the reversal of the timing differences and where it is not probable that the temporary differences will reverse in the foreseeable future. Hudson does not expect that these differences result in taxable amounts in determining taxable profit (tax loss) of future periods when the carrying amount of the investment is recovered.